Commitments and contingencies	12 Months Ended
Sep. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
17.	Commitments and contingencies

The Company has entered into agreements to lease premises and services for periods to 2016.  The annual rent for premises includes minimum rent plus realty taxes and operating expenses.  Minimum payments for each of the remaining five years are as follows:

	Property leases	Other service agreements	Total
2012	278,329	1,581,727	1,860,056
2013	278,329	1,666,871	1,945,200
2014	231,941	1,756,572	1,988,513
2015	-	1,756,572	1,756,572
2016	-	256,672	256,672
	$788,599	$7,018,414	$7,807,013

During the year ended September 30, 2011, the Company incurred operating lease expenses of $1,996,205 (2010 - $1,743,887; 2009 - $2,125,576).

At September 30, 2011, the Company was committed to purchasing items of equipment and software with a cost of $63,755 (2010 - $34,802; 2009 - $135,429).

During the year ended September30, 2010, the Company received notice from a former customer that a possible patent infringement had been brought to their attention regarding software which in previous years had been sold by one of the Company’s subsidiaries and which is unrelated to the PNI Platform and to the Company’s kiosk software.  During the year ended September 30, 2011, the Company received notice from its former customer that a settlement had been reached between it and the entity that had been making the claims of patent infringement.  As a result, the Company’s former customer requested that the Company pay a portion of the settlement amount under an indemnification clause included in the contract that was in place during the previous relationship.  After considering all of the available facts, including the expected legal costs of disputing the matter, the Company agreed to pay a contribution of the settlement charge, up to a maximum amount of US$100,000.  The Company has now concluded negotiations over the final allocation of the settlement charge with the former customer and made a contribution of US$80,000 during the year ended September 30, 2011 in full and final settlement.  Upon payment of this amount, the Company has been released from any future claims relating to this matter by the customer.